Equity (Details) - Schedule of fair value reserve - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Fair Value Reserve Abstract
Balance at the beginning of the year	$ 8,215	$ 18,160	$ 4,274
Net change in fair value reserve during the year for bonds at fair value through OCI, net of tax	(45,135)	(9,240)	11,481
Net change in fair value reserve during the year for equities at fair value through OCI	(1,940)	(819)	(71)
Realized gain on sale of equities at fair value through other comprehensive income	19		2,341
ECL (release) charge transferred to consolidated statement of income	(138)	114	135
Balance at the end of the year	$ (38,979)	$ 8,215	$ 18,160